CONSOLIDATION AND VARIABLE INTEREST ENTITIES - Consolidated VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Assets	$ 1,291,072	$ 1,208,376
Liabilities	775,276	468,377
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	142,584	132,660
Liabilities	$ 0	$ 0